Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year[1]	Summary Compensation Table Total Compensation for Principal Executive Officer (PEO)[2] ($)	Compensation Actually Paid to PEO[3] ($)	Average Summary Compensation Table Total Compensation for Non-PEO Named Executive Officers[4] ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[5] ($)	Value of initial fixed $100 investment based on:		Net Income[8] (in thousands) ($)	Company Selected Measure - Business Segment Earnings[9] (in thousands) ($)
					Total Stockholder Return[6] ($)	Peer Group Total Stockholder Return[7] ($)
2023	7,100,593	4,987,034	2,113,640	1,648,546	110.18	136.68	414,707	288,170
2022	5,257,288	5,644,274	1,901,639	1,998,863	111.98	123.90	367,489	379,149
2021	5,210,467	7,143,972	1,810,584	2,273,834	110.37	128.00	378,131	385,210
2020	6,423,410	5,664,783	2,042,921	1,901,274	91.69	101.04	390,205	394,570

Named Executive Officers, Footnote	Our PEO for years 2020 through 2023 was David L. Goodin. Our non-PEO named executive officers were as follows:
•2020 to 2022 - Jason L. Vollmer, David C. Barney, Jeffrey S. Thiede and Nicole A. Kivisto
	•2023 - Jason L. Vollmer, Jeffrey S. Thiede, Nicole A. Kivisto and Anne M. Jones
Peer Group Issuers, Footnote	Represents the value of $100 invested in the compensation peer group company stock on December 31, 2019, as of December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023, assuming dividends are reinvested in the compensation peer group stock at the frequency paid. Returns of each peer group company are weighted according to the peer group company’s market capitalization at the beginning of the period. Our compensation benchmarking peer group companies for 2020, 2021, 2022 and 2023 included:

	2020 and 2021		2022 and 2023*
	Alliant Energy		Alliant Energy
	Ameren Corporation		Ameren Corporation
	Atmos Energy Corporation		Atmos Energy Corporation
	Black Hills Corporation		Black Hills Corporation
	CMS Energy Corporation		CMS Energy Corporation
	Dycom Industries, Inc.		Dycom Industries, Inc.
	EMCOR Group, Inc.		EMCOR Group, Inc.
	Evergy, Inc.		Evergy, Inc.
	Granite Construction Incorporated		Granite Construction Incorporated
	Jacobs Engineering Group Inc.		KRB, Inc.
	KRB, Inc.		Martin Marietta Materials, Inc.
	Martin Marietta Materials, Inc.		MasTec, Inc.
	MasTec, Inc.		MYR Group, Inc.*
	NiSource Inc.		NiSource Inc.
	Pinnacle West Capital Corporation		Pinnacle West Capital Corporation
	Portland General Electric Company		Portland General Electric Company
	Quanta Services, Inc.		Quanta Services, Inc.
	Southwest Gas Holdings, Inc.		Southwest Gas Holdings, Inc.
	Summit Materials, Inc.		Summit Materials, Inc.
	Vulcan Materials Company		Vulcan Materials Company
	WEC Energy Group, Inc.		WEC Energy Group, Inc.
*Jacobs Engineering Group, Inc. was replaced with MYR Group Inc. in 2022 due to size.
Total stockholder return for the peer group companies were as follows:
	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023
2020 & 2021 Peer Group	$100.00	$101.04	$128.00	$124.22	$136.60
2022 & 2023 Peer Group	$100.00	$100.01	$126.85	$123.90	$136.68

PEO Total Compensation Amount	$ 7,100,593	$ 5,257,288	$ 5,210,467	$ 6,423,410
PEO Actually Paid Compensation Amount	$ 4,987,034	5,644,274	7,143,972	5,664,783
Adjustment To PEO Compensation, Footnote	To arrive at 2023 CAP for Mr. Goodin, total compensation as reported in the 2023 SCT was adjusted for the following:

					2023
SCT Total Compensation for the PEO					7,100,593
less: Reported Value of Stock Awards in the SCT[a]					3,359,339
plus: Stock Award Adjustments[a,b]					1,418,874
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT					173,094
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans					—
CAP for the PEO					4,987,034
[a]	Equity compensation grant date and year-end fair value for time-vesting awards was determined by the closing stock price on the date of grant or year-end, as applicable.
[b]	Stock Award Adjustments in determining CAP:
Year	Year-end Fair Value of Equity Awards Granted in the Year that are Unvested	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	3,088,246	(783,245)	—	(886,127)	—	—	1,418,874

Non-PEO NEO Average Total Compensation Amount	$ 2,113,640	1,901,639	1,810,584	2,042,921
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,648,546	1,998,863	2,273,834	1,901,274
Adjustment to Non-PEO NEO Compensation Footnote

4	Represents the average total compensation of our non-PEO named executive officers as shown in the SCT for the respective year.
5	To arrive at the Average 2023 CAP for our non-PEO named executive officers, total compensation as reported in the 2023 SCT was adjusted for the following:

Average of SCT Total Compensation for Non-PEO Named Executive Officers					2,113,640
less: Reported Value of Stock Awards in the SCT[a]					827,266
plus: Stock Award Adjustments[a,b]					386,066
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT					23,894
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans					—
Average CAP for the Non-PEO Named Executive Officers					1,648,546

a	Equity compensation grant date and year-end fair value for time-vesting awards was determined by the closing stock price on the date of grant or year-end, as applicable.
b	Stock Award Adjustments in determining CAP:
Year	Year-end Fair Value of Equity Awards Granted in the Year that are Unvested	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	761,063	(174,537)	—	(200,460)	—	—	386,066

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. TSR
Our TSR is a reflection of our stock price and dividends paid over a period of time and is important to stockholders as it measures the performance of an investment in our company stock in the marketplace. The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the value of $100 invested in company and peer company stock on December 31, 2019 as of December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023, assuming dividends are reinvested in company stock at the frequency paid.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income The following charts depicts the PEO and average non-PEO named executive officer CAP compared to the company’s net income for 2020, 2021, 2022 and 2023.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Business Segment Earnings The following charts depicts the PEO and average non-PEO named executive officer CAP compared to the company’s Business Segment Earnings for 2020, 2021, 2022 and 2023.
Total Shareholder Return Vs Peer Group
CAP vs. TSR
Our TSR is a reflection of our stock price and dividends paid over a period of time and is important to stockholders as it measures the performance of an investment in our company stock in the marketplace. The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the value of $100 invested in company and peer company stock on December 31, 2019 as of December 31, 2020, December 31, 2021, December 31, 2022, and December 31, 2023, assuming dividends are reinvested in company stock at the frequency paid.

Tabular List, Table

Performance Metrics Most Closely Linked to CAP for 2023
Business Segment Earnings
Electric & Natural Gas Distribution Earnings
Construction Services Earnings before income tax, interest, depreciation and amortization (EBITDA)
Strategic Initiatives including work associated with the spinoff of Knife River and the strategic review of the construction services business to maximize its value.

Total Shareholder Return Amount	$ 110.18	111.98	110.37	91.69
Peer Group Total Shareholder Return Amount	136.68	123.90	128.00	101.04
Net Income (Loss)	$ 414,707,000	$ 367,489,000	$ 378,131,000	$ 390,205,000
Company Selected Measure Amount	288,170,000	379,149,000	385,210,000	394,570,000
PEO Name	David L. Goodin
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information regarding the Compensation Actually Paid (CAP), as defined by SEC rules, to our named executive officers versus company financial performance. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year.
Represents Mr. Goodin’s total compensation as shown in the Summary Compensation Table (SCT) for the respective years.Represents value of $100 invested in company stock on December 31, 2019, as of December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023, assuming dividends are reinvested in company stock at the frequency paid.    Represents GAAP Net Income reported for the company in 2020, 2021, 2022 and 2023.
[9]     Business segment earnings represent the earnings generated by our strategic business units lead by our non-corporate executives. The combined earnings of each of these strategic business units plus results of activities classified as Other and Discontinued Operations reflect net income as reported in our financial statements as follows:

	2023	2022	2021	2020
Electric & Natural Gas Distribution	120,079	102,248	103,502	99,650
Pipeline	46,918	35,288	40,896	37,012
Construction Services	137,230	124,781	109,402	109,721
Construction Materials & Contracting	(18,456)	116,220	129,755	147,325
Business Segment Earnings[1]	285,771	378,537	383,555	393,708
Other	128,936	(11,048)	(5,424)	(3,503)
Net Income	414,707	367,489	378,131	390,205
[1] Business Segment Earnings includes earnings from continuing and discontinued operations associated with each business segment.
Business Segment Earnings	285,771	378,537	383,555	393,708
Adjustments approved by the Compensation Committee for Incentive Purposes	2,399	612	1,655	862
Business Segment Earnings for Incentive Purposes[2]	288,170	379,149	385,210	394,570
[2] Business Segment Earnings are adjusted for certain events approved by the compensation committee. Business Segment Earnings for incentive compensation purposes.
2023 Most Important Financial Measures
The financial performance measures identified as the most important measures used by the company to link PEO and non-PEO named executive officer 2023 CAP to company performance are listed below in unranked order each of which is described in more detail in the “Compensation Discussion and Analysis”.
Descriptions of the Information Presented in the Pay Versus Performance Table
We are providing the following graphics to illustrate the relationship between our PEO CAP and our non-PEO named executive officers’ CAP as a group and company performance, as set forth and described in and under the “Pay Versus Performance” table, including the company’s cumulative TSR, net income and Business Segment Earnings. In addition, we are providing a graphic to illustrate the relationship between the company’s cumulative TSR and our compensation benchmarking peer group’s cumulative TSR.

Measure:: 1
Pay vs Performance Disclosure
Name	Business Segment Earnings
Measure:: 2
Pay vs Performance Disclosure
Name	Electric & Natural Gas Distribution Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Construction Services Earnings before income tax, interest, depreciation and amortization (EBITDA)
Measure:: 4
Pay vs Performance Disclosure
Name	Strategic Initiatives including work associated with the spinoff of Knife River and the strategic review of the construction services business to maximize its value.
Jacobs Engineering Group Inc. [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 136.60	$ 124.22	$ 128.00	$ 101.04	$ 100.00
MYR Group, Inc. [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	136.68	$ 123.90	$ 126.85	$ 100.01	$ 100.00
PEO | Stock Awards Values Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,359,339
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,418,874
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,094
PEO | Aggregated Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,088,246
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(783,245)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(886,127)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Stock Awards Values Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,266
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,066
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,894
Non-PEO NEO | Aggregated Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	761,063
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(174,537)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(200,460)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0